First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobile Components — 4.2%
40,341	Aptiv PLC (a)	$3,271,655
39,563	BorgWarner, Inc.	1,699,627
122,912	Gentex Corp.	2,882,286
45,096	Lear Corp.	4,719,296
		12,572,864
	Automobiles — 5.8%
290,838	Ford Motor Co.	3,818,703
74,414	General Motors Co.	5,141,263
124,675	Harley-Davidson, Inc.	3,363,732
3,911	Tesla, Inc. (a)	1,785,606
33,544	Thor Industries, Inc.	3,500,316
		17,609,620
	Broadline Retail — 6.0%
7,921	Amazon.com, Inc. (a)	1,934,467
140,900	Coupang, Inc. (a)	4,504,573
4,431	Dillard’s, Inc., Class A	2,658,954
9,561	eBay, Inc.	777,405
52,393	Etsy, Inc. (a)	3,248,366
253,045	Macy’s, Inc.	4,931,847
		18,055,612
	Commercial Services & Supplies — 1.4%
38,677	Copart, Inc. (a)	1,663,498
16,053	RB Global, Inc.	1,592,779
14,804	Rollins, Inc.	852,858
		4,109,135
	Consumer Staples Distribution & Retail — 4.1%
18,650	BJ’s Wholesale Club Holdings, Inc. (a)	1,646,049
941	Costco Wholesale Corp.	857,674
16,828	Dollar General Corp.	1,660,250
9,216	Dollar Tree, Inc. (a)	913,490
50,579	Target Corp.	4,689,685
26,415	Walmart, Inc.	2,672,670
		12,439,818
	Distributors — 1.8%
6,275	Genuine Parts Co.	798,870
148,560	LKQ Corp.	4,747,978
		5,546,848
	Diversified Consumer Services — 1.7%
12,400	Grand Canyon Education, Inc. (a)	2,334,920
53,832	H&R Block, Inc.	2,677,604
		5,012,524
Shares	Description	Value

	Entertainment — 7.2%
8,325	Liberty Media Corp.-Liberty Formula One, Class C (a)	$831,251
16,660	Live Nation Entertainment, Inc. (a)	2,491,170
1,449	Netflix, Inc. (a)	1,621,228
32,754	ROBLOX Corp., Class A (a)	3,724,785
2,492	Spotify Technology S.A. (a)	1,633,057
6,733	Take-Two Interactive Software, Inc. (a)	1,726,139
17,224	TKO Group Holdings, Inc.	3,245,002
30,380	Walt Disney (The) Co.	3,421,396
139,388	Warner Bros. Discovery, Inc. (a)	3,129,261
		21,823,289
	Ground Transportation — 3.9%
16,954	Avis Budget Group, Inc. (a) (b)	2,306,931
206,134	Lyft, Inc., Class A (a)	4,217,502
27,786	Uber Technologies, Inc. (a)	2,681,349
53,484	U-Haul Holding Co.	2,593,439
		11,799,221
	Hotels, Restaurants & Leisure — 15.8%
22,647	Aramark	857,868
323	Booking Holdings, Inc.	1,640,110
40,238	Boyd Gaming Corp.	3,133,333
100,730	Caesars Entertainment, Inc. (a)	2,024,673
120,318	Carnival Corp. (a)	3,468,768
8,136	Choice Hotels International, Inc. (b)	756,323
17,927	Churchill Downs, Inc.	1,778,358
4,566	Darden Restaurants, Inc.	822,565
23,250	DraftKings, Inc., Class A (a)	711,218
16,612	Dutch Bros, Inc., Class A (a)	922,631
21,225	Expedia Group, Inc.	4,669,500
6,849	Flutter Entertainment PLC (a)	1,593,009
3,354	Hilton Worldwide Holdings, Inc.	861,844
50,609	Las Vegas Sands Corp.	3,003,644
50,181	MGM Resorts International (a)	1,607,297
141,227	Norwegian Cruise Line Holdings Ltd. (a)	3,166,309
141,343	Penn Entertainment, Inc. (a)	2,326,506
8,378	Planet Fitness, Inc., Class A (a)	759,801
13,560	Restaurant Brands International, Inc.	890,756
8,415	Royal Caribbean Cruises Ltd.	2,413,674
58,468	Travel + Leisure Co.	3,670,621
5,815	Vail Resorts, Inc.	862,539
72,992	Viking Holdings Ltd. (a)	4,441,563
94,934	Wendy’s (The) Co.	810,736
5,722	Yum! Brands, Inc.	790,838
		47,984,484

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables — 8.5%
20,526	D.R. Horton, Inc.	$3,060,016
3,534	Garmin Ltd.	756,064
35,998	Lennar Corp., Class A	4,455,473
337	NVR, Inc. (a)	2,430,046
34,339	PulteGroup, Inc.	4,116,216
26,390	SharkNinja, Inc. (a)	2,256,345
53,800	Somnigroup International, Inc.	4,268,492
32,844	Toll Brothers, Inc.	4,432,298
		25,774,950
	Leisure Products — 2.8%
269,582	Mattel, Inc. (a)	4,954,917
104,835	YETI Holdings, Inc. (a)	3,563,342
		8,518,259
	Media — 3.4%
55,158	Fox Corp., Class A	3,565,965
15,148	New York Times (The) Co., Class A	863,284
28,316	News Corp., Class A	750,374
17,592	Nexstar Media Group, Inc.	3,443,282
21,331	Omnicom Group, Inc.	1,600,252
		10,223,157
	Passenger Airlines — 4.8%
69,873	Alaska Air Group, Inc. (a)	2,915,800
154,733	American Airlines Group, Inc. (a)	2,031,644
79,948	Delta Air Lines, Inc.	4,587,416
54,505	Southwest Airlines Co.	1,651,502
36,045	United Airlines Holdings, Inc. (a)	3,389,672
		14,576,034
	Specialty Retail — 19.6%
12,445	AutoNation, Inc. (a)	2,487,382
634	AutoZone, Inc. (a)	2,329,589
105,675	Bath & Body Works, Inc.	2,586,924
22,999	Best Buy Co., Inc.	1,889,138
6,835	Burlington Stores, Inc. (a)	1,869,988
77,520	CarMax, Inc. (a)	3,248,863
12,026	Carvana Co. (a)	3,686,450
67,299	Chewy, Inc., Class A (a)	2,269,322
12,251	Dick’s Sporting Goods, Inc.	2,712,984
5,622	Five Below, Inc. (a)	884,172
212,109	Gap (The), Inc.	4,846,691
4,291	Home Depot (The), Inc.	1,628,821
14,358	Lithia Motors, Inc.	4,509,561
3,458	Lowe’s Cos., Inc.	823,454
25,253	O’Reilly Automotive, Inc. (a)	2,384,893
20,003	Penske Automotive Group, Inc.	3,201,880
11,413	Ross Stores, Inc.	1,813,754
18,832	TJX (The) Cos., Inc.	2,639,116
Shares	Description	Value

	Specialty Retail (Continued)
15,292	Tractor Supply Co.	$827,450
6,363	Ulta Beauty, Inc. (a)	3,307,996
48,434	Valvoline, Inc. (a)	1,598,806
50,790	Wayfair, Inc., Class A (a)	5,257,273
13,930	Williams-Sonoma, Inc.	2,707,156
		59,511,663
	Textiles, Apparel & Luxury Goods — 8.7%
38,434	Birkenstock Holding PLC (a)	1,533,901
86,750	Columbia Sportswear Co.	4,305,403
20,818	Crocs, Inc. (a)	1,700,622
19,549	Lululemon Athletica, Inc. (a)	3,333,886
54,159	PVH Corp.	4,242,274
14,471	Ralph Lauren Corp.	4,625,800
30,722	Tapestry, Inc.	3,373,890
697,075	Under Armour, Inc., Class A (a) (b)	3,213,516
		26,329,292
	Trading Companies & Distributors — 0.3%
6,754	SiteOne Landscape Supply, Inc. (a)	876,467
	Total Common Stocks	302,763,237
	(Cost $295,537,893)
MONEY MARKET FUNDS — 0.1%
361,999	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (c)	361,999
	(Cost $361,999)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.7%
$5,234,264	Daiwa Capital Markets America, Inc., 4.14% (c), dated 10/31/25, due 11/03/25, with a maturity value of $5,236,070. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 02/15/26 to 08/15/54. The value of the collateral including accrued interest is $5,338,950. (d)	5,234,264
	(Cost $5,234,264)

	Total Investments — 101.8%	308,359,500
	(Cost $301,134,156)
	Net Other Assets and Liabilities — (1.8)%	(5,459,371)
	Net Assets — 100.0%	$302,900,129

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $5,094,870 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,234,264.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$302,763,237	$302,763,237	$—	$—
Money Market Funds	361,999	361,999	—	—
Repurchase Agreements	5,234,264	—	5,234,264	—
Total Investments	$308,359,500	$303,125,236	$5,234,264	$—

*	See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 17.3%
31,874	Boston Beer (The) Co., Inc., Class A (a)	$6,597,599
248,851	Brown-Forman Corp., Class B	6,776,213
156,292	Celsius Holdings, Inc. (a)	9,413,467
38,346	Coca-Cola Consolidated, Inc.	4,999,551
176,111	Keurig Dr Pepper, Inc.	4,783,175
248,211	Molson Coors Beverage Co., Class B	10,851,785
33,373	Monster Beverage Corp. (a)	2,230,318
		45,652,108
	Chemicals — 1.5%
66,430	Corteva, Inc.	4,081,459
	Consumer Staples Distribution & Retail — 13.5%
384,861	Albertsons Cos., Inc., Class A	6,808,191
15,894	Casey’s General Stores, Inc.	8,156,642
66,646	Kroger (The) Co.	4,240,685
107,954	Performance Food Group Co. (a)	10,443,470
81,842	Sysco Corp.	6,079,224
		35,728,212
	Food Products — 47.0%
75,203	Archer-Daniels-Midland Co.	4,552,038
138,235	Bunge Global S.A.	13,077,031
213,392	Campbell’s (The) Co.	6,429,501
613,408	Conagra Brands, Inc.	10,544,483
218,300	Darling Ingredients, Inc. (a)	6,996,515
688,522	Flowers Foods, Inc.	8,214,067
178,208	General Mills, Inc.	8,306,275
12,008	Hershey (The) Co.	2,036,917
272,390	Hormel Foods Corp.	5,880,900
91,978	Ingredion, Inc.	10,615,181
77,353	Lamb Weston Holdings, Inc.	4,775,001
33,573	McCormick & Co., Inc.	2,154,044
35,958	Mondelez International, Inc., Class A	2,066,147
275,824	Pilgrim’s Pride Corp.	10,508,894
83,599	Post Holdings, Inc. (a)	8,688,444
478,344	Smithfield Foods, Inc.	10,600,103
165,474	Tyson Foods, Inc., Class A	8,507,018
		123,952,559
	Health Care Providers & Services — 10.8%
28,751	Cencora, Inc.	9,712,376
89,388	CVS Health Corp.	6,985,672
14,539	McKesson Corp.	11,796,072
		28,494,120
	Household Products — 6.7%
18,218	Clorox (The) Co.	2,048,796
28,099	Colgate-Palmolive Co.	2,165,028
Shares	Description	Value

	Household Products (Continued)
18,066	Kimberly-Clark Corp.	$2,162,681
14,620	Procter & Gamble (The) Co.	2,198,409
367,192	Reynolds Consumer Products, Inc.	8,974,173
		17,549,087
	Personal Care Products — 1.5%
276,808	Kenvue, Inc.	3,977,731
	Tobacco — 1.5%
68,008	Altria Group, Inc.	3,834,291
	Total Common Stocks	263,269,567
	(Cost $271,491,336)
MONEY MARKET FUNDS — 0.0%
151,792	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (b)	151,792
	(Cost $151,792)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,552	Daiwa Capital Markets America, Inc., 4.14% (b), dated 10/31/25, due 11/03/25, with a maturity value of $2,553. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 02/15/26 to 08/15/54. The value of the collateral including accrued interest is $2,603. (c)	2,552
	(Cost $2,552)

	Total Investments — 99.8%	263,423,911
	(Cost $271,645,680)
	Net Other Assets and Liabilities — 0.2%	465,269
	Net Assets — 100.0%	$263,889,180

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.
(c)	This security serves as collateral for securities on loan.

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$263,269,567	$263,269,567	$—	$—
Money Market Funds	151,792	151,792	—	—
Repurchase Agreements	2,552	—	2,552	—
Total Investments	$263,423,911	$263,421,359	$2,552	$—

*	See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 18.2%
138,555	Baker Hughes Co.	$6,707,447
365,867	Halliburton Co.	9,819,870
679,270	NOV, Inc.	9,917,342
261,863	SLB Ltd.	9,442,780
114,069	TechnipFMC PLC	4,716,753
98,646	Weatherford International PLC	7,269,224
		47,873,416
	Oil, Gas & Consumable Fuels — 77.9%
115,741	Antero Midstream Corp.	1,996,532
201,138	Antero Resources Corp. (a)	6,217,176
370,685	APA Corp.	8,396,015
19,148	Cheniere Energy, Inc.	4,059,376
43,468	Chevron Corp.	6,855,773
67,927	Chord Energy Corp.	6,162,337
395,615	Civitas Resources, Inc.	11,405,581
95,147	ConocoPhillips	8,454,762
543,658	Coterra Energy, Inc.	12,862,948
366,728	Devon Energy Corp.	11,914,993
89,847	Diamondback Energy, Inc.	12,865,192
19,901	DT Midstream, Inc.	2,178,961
114,681	EOG Resources, Inc.	12,137,837
82,678	EQT Corp.	4,429,887
42,355	Expand Energy Corp.	4,375,695
79,830	Exxon Mobil Corp.	9,129,359
128,973	HF Sinclair Corp.	6,655,007
158,958	Kinder Morgan, Inc.	4,163,110
11,676	Marathon Petroleum Corp.	2,275,769
286,170	Matador Resources Co.	11,292,268
95,240	Occidental Petroleum Corp.	3,923,888
61,669	ONEOK, Inc.	4,131,823
222,894	Ovintiv, Inc.	8,360,754
1,004,497	Permian Resources Corp.	12,616,482
33,082	Phillips 66	4,503,784
179,338	Range Resources Corp.	6,375,466
13,434	Targa Resources Corp.	2,069,373
2,412	Texas Pacific Land Corp.	2,275,433
13,214	Valero Energy Corp.	2,240,566
235,490	Viper Energy, Inc., Class A	8,845,004
35,518	Williams (The) Cos., Inc.	2,055,427
		205,226,578
	Semiconductors & Semiconductor Equipment — 3.8%
63,578	Enphase Energy, Inc. (a)	1,939,765
30,611	First Solar, Inc. (a)	8,171,300
		10,111,065
	Total Common Stocks	263,211,059
	(Cost $307,919,886)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
401,282	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (b)	$401,282
	(Cost $401,282)

	Total Investments — 100.0%	263,612,341
	(Cost $308,321,168)
	Net Other Assets and Liabilities — (0.0)%	(84,502)
	Net Assets — 100.0%	$263,527,839

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$263,211,059	$263,211,059	$—	$—
Money Market Funds	401,282	401,282	—	—
Total Investments	$263,612,341	$263,612,341	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 27.3%
404,363	Bank of America Corp.	$21,613,202
716,106	Bank OZK	32,217,609
187,197	BOK Financial Corp.	19,577,062
359,679	Citigroup, Inc.	36,410,305
261,617	Citizens Financial Group, Inc.	13,308,457
1,080,620	Columbia Banking System, Inc.	28,960,616
202,976	Comerica, Inc.	15,527,664
116,359	Commerce Bancshares, Inc.	6,123,974
54,860	Cullen/Frost Bankers, Inc.	6,755,461
130,653	East West Bancorp, Inc.	13,274,345
312,173	Fifth Third Bancorp	12,992,640
11,657	First Citizens BancShares, Inc., Class A	21,271,927
560,110	First Hawaiian, Inc.	13,739,498
615,101	First Horizon Corp.	13,138,557
1,294,931	FNB Corp.	20,356,315
805,297	Huntington Bancshares, Inc.	12,433,786
140,750	M&T Bank Corp.	25,879,703
2,280,282	NU Holdings Ltd., Class A (a)	36,735,343
148,286	Pinnacle Financial Partners, Inc.	12,635,450
69,214	PNC Financial Services Group (The), Inc.	12,635,016
219,000	Popular, Inc.	24,411,930
419,215	Prosperity Bancshares, Inc.	27,592,731
527,394	Regions Financial Corp.	12,762,935
140,662	SouthState Bank Corp.	12,469,686
608,386	Truist Financial Corp.	27,152,267
431,639	U.S. Bancorp	20,148,909
350,968	Webster Financial Corp.	20,019,215
82,956	Wells Fargo & Co.	7,214,683
240,565	Western Alliance Bancorp	18,607,703
105,018	Wintrust Financial Corp.	13,654,440
368,708	Zions Bancorp N.A.	19,213,374
		578,834,803
	Capital Markets — 29.4%
87,490	Affiliated Managers Group, Inc.	20,819,120
335,047	Bank of New York Mellon (The) Corp.	36,161,623
122,099	Blackstone, Inc.	17,904,597
122,121	Brookfield Asset Management Ltd., Class A	6,601,861
110,913	Carlyle Group (The), Inc.	5,913,881
145,670	Charles Schwab (The) Corp.	13,768,728
82,414	Coinbase Global, Inc., Class A (a)	28,332,285
48,542	FactSet Research Systems, Inc.	12,951,006
601,275	Franklin Resources, Inc.	13,594,828
212,089	Freedom Holding Corp./N.V. (a) (b)	32,589,596
Shares	Description	Value

	Capital Markets (Continued)
45,846	Goldman Sachs Group (The), Inc.	$36,189,457
135,468	Houlihan Lokey, Inc.	24,259,609
530,550	Interactive Brokers Group, Inc., Class A	37,329,498
1,212,517	Invesco Ltd.	28,736,653
624,916	Janus Henderson Group PLC	27,221,341
558,048	Jefferies Financial Group, Inc.	29,481,676
395,255	Lazard, Inc.	19,288,444
62,706	LPL Financial Holdings, Inc.	23,659,601
39,909	MarketAxess Holdings, Inc.	6,387,835
59,949	Morningstar, Inc.	12,727,173
51,664	Northern Trust Corp.	6,647,607
254,975	Robinhood Markets, Inc., Class A (a)	37,425,231
327,812	SEI Investments Company	26,424,925
179,823	State Street Corp.	20,798,328
355,677	T. Rowe Price Group, Inc.	36,467,563
484,161	TPG, Inc.	26,648,221
783,524	Virtu Financial, Inc., Class A	27,297,976
370,081	XP, Inc., Class A	6,742,876
		622,371,539
	Consumer Finance — 5.2%
709,566	Ally Financial, Inc.	27,651,787
29,792	Credit Acceptance Corp. (a) (b)	13,327,153
492,658	OneMain Holdings, Inc.	29,160,427
1,381,805	SoFi Technologies, Inc. (a)	41,011,973
		111,151,340
	Financial Services — 5.1%
55,328	Berkshire Hathaway, Inc., Class B (a)	26,421,333
273,873	Equitable Holdings, Inc.	13,529,326
1,286,829	MGIC Investment Corp.	35,284,851
4,567,341	UWM Holdings Corp.	25,714,130
92,967	Voya Financial, Inc.	6,922,323
		107,871,963
	Insurance — 30.6%
129,580	Allstate (The) Corp.	24,817,162
47,716	American Financial Group, Inc.	6,283,243
464,819	American International Group, Inc.	36,702,108
402,373	Arch Capital Group Ltd.	34,728,814
32,099	Assurant, Inc.	6,796,000
431,277	Assured Guaranty Ltd.	34,752,301
290,346	Axis Capital Holdings Ltd.	27,193,806
687,782	Brighthouse Financial, Inc. (a)	39,251,719
73,915	Chubb Ltd.	20,470,020
175,930	Cincinnati Financial Corp.	27,197,019
299,346	CNA Financial Corp.	13,335,864
19,854	Everest Group Ltd.	6,244,480
229,915	Fidelity National Financial, Inc.	12,700,505

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
108,244	First American Financial Corp.	$6,766,332
145,913	Globe Life, Inc.	19,189,019
114,853	Hanover Insurance Group (The), Inc.	19,626,081
156,396	Hartford Insurance Group (The), Inc.	19,421,255
708,192	Kemper Corp.	31,861,558
689,685	Lincoln National Corp.	28,966,770
207,801	Loews Corp.	20,688,667
14,548	Markel Group, Inc. (a)	28,725,462
84,416	MetLife, Inc.	6,738,085
491,209	Old Republic International Corp.	19,383,107
50,101	Primerica, Inc.	13,019,747
83,868	Principal Financial Group, Inc.	7,048,267
84,472	Progressive (The) Corp.	17,401,232
36,195	Reinsurance Group of America, Inc.	6,604,140
143,770	RenaissanceRe Holdings Ltd.	36,530,519
106,616	RLI Corp.	6,286,079
74,719	Travelers (The) Cos., Inc.	20,071,018
469,364	Unum Group	34,460,705
90,758	W.R. Berkley Corp.	6,474,676
4,154	White Mountains Insurance Group Ltd.	7,911,542
		647,647,302
	Mortgage REITs — 2.3%
344,074	Annaly Capital Management, Inc.	7,284,046
3,205,208	Rithm Capital Corp.	35,161,132
358,999	Starwood Property Trust, Inc.	6,526,602
		48,971,780
	Total Common Stocks	2,116,848,727
	(Cost $1,958,377,807)
MONEY MARKET FUNDS — 0.1%
2,041,945	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (c)	2,041,945
	(Cost $2,041,945)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$18,923,551	Mizuho Financial Group, Inc., 4.16% (c), dated 10/31/25, due 11/03/25, with a maturity value of $18,930,111. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.63%, due 06/15/26 to 02/15/35. The value of the collateral including accrued interest is $19,302,027. (d)	$18,923,551
	(Cost $18,923,551)

	Total Investments — 100.9%	2,137,814,223
	(Cost $1,979,343,303)
	Net Other Assets and Liabilities — (0.9)%	(19,233,125)
	Net Assets — 100.0%	$2,118,581,098

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $18,425,235 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $18,923,551.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,116,848,727	$2,116,848,727	$—	$—
Money Market Funds	2,041,945	2,041,945	—	—
Repurchase Agreements	18,923,551	—	18,923,551	—
Total Investments	$2,137,814,223	$2,118,890,672	$18,923,551	$—

*	See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 28.0%
34,419	AbbVie, Inc.	$7,504,719
34,954	Alnylam Pharmaceuticals, Inc. (a)	15,940,422
13,237	Amgen, Inc.	3,950,318
352,160	Apellis Pharmaceuticals, Inc. (a)	7,560,875
142,229	Biogen, Inc. (a)	21,941,668
367,862	BioMarin Pharmaceutical, Inc. (a)	19,706,367
68,281	Exact Sciences Corp. (a)	4,417,098
289,444	Exelixis, Inc. (a)	11,192,799
71,796	Gilead Sciences, Inc.	8,600,443
217,327	Halozyme Therapeutics, Inc. (a)	14,167,547
234,919	Incyte Corp. (a)	21,960,228
138,347	Insmed, Inc. (a)	26,230,591
304,546	Ionis Pharmaceuticals, Inc. (a)	22,627,768
23,207	Natera, Inc. (a)	4,616,569
113,540	Neurocrine Biosciences, Inc. (a)	16,260,063
35,434	Regeneron Pharmaceuticals, Inc.	23,095,881
193,858	Sarepta Therapeutics, Inc. (a)	4,654,531
47,526	United Therapeutics Corp. (a)	21,169,506
		255,597,393
	Health Care Equipment & Supplies — 18.1%
118,999	Abbott Laboratories	14,710,656
95,464	Align Technology, Inc. (a)	13,162,576
164,060	Baxter International, Inc.	3,030,188
42,578	Becton Dickinson & Co.	7,609,114
116,239	Cooper (The) Cos., Inc. (a)	8,126,269
48,034	Edwards Lifesciences Corp. (a)	3,960,403
183,390	Envista Holdings Corp. (a)	3,731,987
159,175	GE HealthCare Technologies, Inc.	11,930,166
278,309	Globus Medical, Inc., Class A (a)	16,807,081
118,082	Hologic, Inc. (a)	8,727,441
18,711	IDEXX Laboratories, Inc. (a)	11,778,762
25,814	Insulet Corp. (a)	8,080,040
83,677	Medtronic PLC	7,589,504
14,747	Penumbra, Inc. (a)	3,353,025
29,114	ResMed, Inc.	7,187,664
15,097	STERIS PLC	3,558,363
130,261	Teleflex, Inc.	16,213,587
161,814	Zimmer Biomet Holdings, Inc.	16,272,016
		165,828,842
	Health Care Providers & Services — 22.3%
804,662	Acadia Healthcare Co., Inc. (a)	17,300,233
50,773	Cardinal Health, Inc.	9,685,965
558,392	Centene Corp. (a)	19,750,325
17,798	Chemed Corp.	7,676,277
Shares	Description	Value

	Health Care Providers & Services (Continued)
55,295	Cigna Group (The)	$13,514,651
49,327	Elevance Health, Inc.	15,646,524
29,410	Encompass Health Corp.	3,348,329
37,397	HCA Healthcare, Inc.	17,190,653
180,112	Henry Schein, Inc. (a)	11,383,078
45,947	Humana, Inc.	12,781,996
13,014	Labcorp Holdings, Inc.	3,305,035
104,115	Molina Healthcare, Inc. (a)	15,935,842
62,725	Quest Diagnostics, Inc.	11,036,464
58,875	Tenet Healthcare Corp. (a)	12,157,099
34,619	UnitedHealth Group, Inc.	11,824,466
97,454	Universal Health Services, Inc., Class B	21,148,493
		203,685,430
	Health Care Technology — 2.8%
217,891	Doximity, Inc., Class A (a)	14,380,806
40,126	Veeva Systems, Inc., Class A (a)	11,684,691
		26,065,497
	Life Sciences Tools & Services — 15.4%
29,106	Agilent Technologies, Inc.	4,259,954
1,596,429	Avantor, Inc. (a)	18,869,791
42,634	Bio-Rad Laboratories, Inc., Class A (a)	13,623,695
167,829	Illumina, Inc. (a)	20,733,595
19,668	IQVIA Holdings, Inc. (a)	4,257,335
38,750	Medpace Holdings, Inc. (a)	22,665,262
178,365	QIAGEN N.V.	8,356,400
90,923	Revvity, Inc.	8,509,484
506,635	Sotera Health Co. (a)	8,410,141
246,852	Tempus AI, Inc. (a) (b)	22,179,652
7,702	Thermo Fisher Scientific, Inc.	4,370,038
12,460	Waters Corp. (a)	4,356,016
		140,591,363
	Pharmaceuticals — 13.4%
265,057	Bristol-Myers Squibb Co.	12,211,176
95,889	Corcept Therapeutics, Inc. (a)	7,044,965
791,397	Elanco Animal Health, Inc. (a)	17,529,443
64,470	Johnson & Johnson	12,176,449
189,905	Merck & Co., Inc.	16,328,032
1,492,392	Organon & Co.	10,073,646
536,778	Perrigo Co. PLC	11,132,776
781,924	Pfizer, Inc.	19,274,427
338,834	Royalty Pharma PLC, Class A	12,719,828
25,530	Zoetis, Inc.	3,678,618
		122,169,360
	Total Common Stocks	913,937,885
	(Cost $854,098,430)

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
531,819	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (c)	$531,819
	(Cost $531,819)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.1%
$19,567,673	Mizuho Financial Group, Inc., 4.16% (c), dated 10/31/25, due 11/03/25, with a maturity value of $19,574,456. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.63%, due 06/15/26 to 02/15/35. The value of the collateral including accrued interest is $19,959,031. (d)	19,567,673
	(Cost $19,567,673)

	Total Investments — 102.2%	934,037,377
	(Cost $874,197,922)
	Net Other Assets and Liabilities — (2.2)%	(19,928,423)
	Net Assets — 100.0%	$914,108,954

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $19,961,615 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $19,567,673. On
October 31, 2025, the last business day of the period, there was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from October 30 to October 31, the value
of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$913,937,885	$913,937,885	$—	$—
Money Market Funds	531,819	531,819	—	—
Repurchase Agreements	19,567,673	—	19,567,673	—
Total Investments	$934,037,377	$914,469,704	$19,567,673	$—

*	See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 11.3%
51,089	ATI, Inc. (a)	$5,056,278
17,374	Axon Enterprise, Inc. (a)	12,721,764
57,765	Boeing (The) Co. (a)	11,611,920
116,717	BWX Technologies, Inc.	24,931,919
25,246	General Dynamics Corp.	8,707,346
71,538	General Electric Co.	22,101,665
26,668	HEICO Corp.	8,474,290
87,733	Howmet Aerospace, Inc.	18,068,611
43,303	Huntington Ingalls Industries, Inc.	13,944,432
13,609	L3Harris Technologies, Inc.	3,934,362
379,204	Leonardo DRS, Inc.	13,863,698
51,944	Loar Holdings, Inc. (a)	4,110,329
8,324	Lockheed Martin Corp.	4,094,409
14,130	Northrop Grumman Corp.	8,244,149
449,170	Rocket Lab Corp. (a)	28,288,727
203,762	Textron, Inc.	16,466,007
		204,619,906
	Air Freight & Logistics — 3.6%
101,695	Expeditors International of Washington, Inc.	12,396,620
91,256	FedEx Corp.	23,162,598
78,572	GXO Logistics, Inc. (a)	4,416,532
257,630	United Parcel Service, Inc., Class B	24,840,685
		64,816,435
	Building Products — 9.2%
169,821	A.O. Smith Corp.	11,206,488
92,119	AAON, Inc.	9,063,588
89,880	Advanced Drainage Systems, Inc.	12,587,694
23,433	Allegion PLC	3,884,488
109,786	Armstrong World Industries, Inc.	20,906,548
141,986	Builders FirstSource, Inc. (a)	16,494,514
37,894	Carlisle Cos., Inc.	12,317,445
322,453	Fortune Brands Innovations, Inc.	16,380,612
569,305	Hayward Holdings, Inc. (a)	9,661,106
59,037	Masco Corp.	3,823,236
121,703	Owens Corning	15,494,009
102,803	Simpson Manufacturing Co., Inc.	18,144,730
20,399	Trane Technologies PLC	9,152,011
166,594	Trex Co., Inc. (a)	8,049,822
		167,166,291
	Chemicals — 3.0%
751,913	Axalta Coating Systems Ltd. (a)	21,406,963
543,679	Dow, Inc.	12,966,744
118,603	PPG Industries, Inc.	11,593,444
73,025	RPM International, Inc.	7,980,172
		53,947,323
Shares	Description	Value

	Commercial Services & Supplies — 0.6%
50,024	MSA Safety, Inc.	$7,855,268
38,979	Veralto Corp.	3,846,448
		11,701,716
	Construction & Engineering — 5.5%
26,080	Comfort Systems USA, Inc.	25,182,326
33,133	EMCOR Group, Inc.	22,390,619
101,121	MasTec, Inc. (a)	20,644,863
51,927	Quanta Services, Inc.	23,321,974
407,762	WillScot Holdings Corp.	8,868,823
		100,408,605
	Construction Materials — 1.8%
73,876	Eagle Materials, Inc.	15,685,352
648,961	James Hardie Industries PLC (a)	13,582,754
6,594	Martin Marietta Materials, Inc.	4,042,781
		33,310,887
	Consumer Finance — 2.0%
51,827	American Express Co.	18,695,554
242,307	Synchrony Financial	18,022,794
		36,718,348
	Containers & Packaging — 6.4%
1,052,309	Amcor PLC	8,313,241
128,800	AptarGroup, Inc.	14,942,088
247,254	Ball Corp.	11,620,938
89,118	Crown Holdings, Inc.	8,660,487
1,099,627	Graphic Packaging Holding Co.	17,583,036
78,998	Packaging Corp. of America	15,464,648
243,503	Sealed Air Corp.	8,159,785
400,272	Silgan Holdings, Inc.	15,458,505
399,531	Sonoco Products Co.	16,208,973
		116,411,701
	Diversified Consumer Services — 1.2%
2,470,690	ADT, Inc.	21,840,900
	Electrical Equipment — 5.0%
24,993	Acuity, Inc.	9,123,695
45,784	AMETEK, Inc.	9,253,404
31,680	Emerson Electric Co.	4,421,578
35,000	GE Vernova, Inc.	20,479,900
51,420	Generac Holdings, Inc. (a)	8,639,588
9,656	Hubbell, Inc.	4,538,320
86,914	Regal Rexnord Corp.	12,245,314
24,628	Rockwell Automation, Inc.	9,071,970
408,075	Sensata Technologies Holding PLC	12,989,027
		90,762,796

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 1.9%
185,871	Crane NXT Co.	$11,756,341
7,093	Teledyne Technologies, Inc. (a)	3,736,734
410,193	Vontier Corp.	15,792,431
13,985	Zebra Technologies Corp., Class A (a)	3,765,461
		35,050,967
	Financial Services — 8.7%
294,465	Affirm Holdings, Inc. (a)	21,166,144
297,767	Block, Inc. (a)	22,612,426
245,073	Euronet Worldwide, Inc. (a)	18,591,238
96,696	Fiserv, Inc. (a)	6,448,656
259,026	Global Payments, Inc.	20,141,862
115,598	Jack Henry & Associates, Inc.	17,217,166
7,304	Mastercard, Inc., Class A	4,031,735
256,724	PayPal Holdings, Inc. (a)	17,783,271
2,693,329	Western Union (The) Co.	25,128,760
26,378	WEX, Inc. (a)	3,848,023
		156,969,281
	Ground Transportation — 8.8%
242,410	CSX Corp.	8,731,608
128,310	J.B. Hunt Transport Services, Inc.	21,666,426
544,664	Knight-Swift Transportation Holdings, Inc.	24,575,240
70,236	Landstar System, Inc.	9,020,409
41,502	Norfolk Southern Corp.	11,760,837
61,143	Old Dominion Freight Line, Inc.	8,585,700
91,260	Ryder System, Inc.	15,443,930
57,508	Saia, Inc. (a)	16,821,090
1,016,999	Schneider National, Inc., Class B	21,733,269
36,421	Union Pacific Corp.	8,026,096
96,437	XPO, Inc. (a)	13,874,391
		160,238,996
	Household Durables — 1.8%
166,921	Mohawk Industries, Inc. (a)	18,968,903
31,894	TopBuild Corp. (a)	13,474,577
		32,443,480
	Industrial Conglomerates — 0.3%
26,777	3M Co.	4,458,370
	IT Services — 0.7%
50,553	Accenture PLC, Class A	12,643,305
	Leisure Products — 0.2%
65,708	Brunswick Corp.	4,343,956
Shares	Description	Value

	Machinery — 15.3%
253,534	Allison Transmission Holdings, Inc.	$20,929,232
26,129	Caterpillar, Inc.	15,083,227
1,148,997	CNH Industrial N.V.	12,052,979
29,513	Cummins, Inc.	12,917,250
105,164	Donaldson Co., Inc.	8,860,067
103,196	Dover Corp.	18,725,946
77,035	Esab Corp.	8,999,229
78,196	Flowserve Corp.	5,336,877
351,416	Fortive Corp.	17,690,281
346,816	Gates Industrial Corp. PLC (a)	7,657,697
101,320	Graco, Inc.	8,284,936
76,595	IDEX Corp.	13,132,979
15,938	Illinois Tool Works, Inc.	3,887,597
23,247	ITT, Inc.	4,302,322
17,621	Lincoln Electric Holdings, Inc.	4,131,243
129,511	Middleby (The) Corp. (a)	16,089,151
18,314	Nordson Corp.	4,247,932
165,916	Oshkosh Corp.	20,455,784
175,102	PACCAR, Inc.	17,230,037
5,480	Parker-Hannifin Corp.	4,235,108
37,517	Pentair PLC	3,989,933
49,681	Snap-on, Inc.	16,670,460
231,614	Stanley Black & Decker, Inc.	15,684,900
112,968	Toro (The) Co.	8,442,099
20,727	Westinghouse Air Brake Technologies Corp.	4,237,428
28,171	Xylem, Inc.	4,249,595
		277,524,289
	Marine Transportation — 1.5%
257,874	Kirby Corp. (a)	26,684,802
	Paper & Forest Products — 0.9%
193,781	Louisiana-Pacific Corp.	16,880,263
	Professional Services — 3.2%
520,525	Amentum Holdings, Inc. (a)	11,664,965
94,383	ExlService Holdings, Inc. (a)	3,690,376
77,123	FTI Consulting, Inc. (a)	12,726,066
513,721	Genpact Ltd.	19,598,456
366,878	Robert Half, Inc.	9,608,535
		57,288,398
	Semiconductors & Semiconductor Equipment — 0.3%
33,577	MKS, Inc.	4,825,351
	Trading Companies & Distributors — 6.7%
338,092	Air Lease Corp.	21,590,555
32,975	Applied Industrial Technologies, Inc.	8,477,543

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
231,593	Core & Main, Inc., Class A (a)	$12,084,523
76,659	Ferguson Enterprises, Inc.	19,049,761
128,968	FTAI Aviation Ltd.	22,298,567
93,424	MSC Industrial Direct Co., Inc., Class A	7,932,632
13,060	United Rentals, Inc.	11,377,611
4,364	W.W. Grainger, Inc.	4,272,356
58,944	WESCO International, Inc.	15,297,736
		122,381,284
	Total Common Stocks	1,813,437,650
	(Cost $1,654,742,593)
MONEY MARKET FUNDS — 0.1%
2,277,265	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (b)	2,277,265
	(Cost $2,277,265)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$5,309	Daiwa Capital Markets America, Inc., 4.14% (b), dated 10/31/25, due 11/03/25, with a maturity value of $5,311. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 02/15/26 to 08/15/54. The value of the collateral including accrued interest is $5,415. (c)	5,309
	(Cost $5,309)

	Total Investments — 100.0%	1,815,720,224
	(Cost $1,657,025,167)
	Net Other Assets and Liabilities — (0.0)%	(772,984)
	Net Assets — 100.0%	$1,814,947,240

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,813,437,650	$1,813,437,650	$—	$—
Money Market Funds	2,277,265	2,277,265	—	—
Repurchase Agreements	5,309	—	5,309	—
Total Investments	$1,815,720,224	$1,815,714,915	$5,309	$—

*	See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.3%
21,691	Carpenter Technology Corp.	$6,852,187
28,315	Hexcel Corp.	2,021,691
		8,873,878
	Chemicals — 41.3%
14,879	Air Products and Chemicals, Inc.	3,609,497
21,896	Albemarle Corp.	2,150,844
37,055	Ashland, Inc.	1,811,989
42,189	Celanese Corp.	1,621,745
113,096	CF Industries Holdings, Inc.	9,419,766
160,900	Eastman Chemical Co.	9,576,768
14,817	Ecolab, Inc.	3,799,079
211,601	Element Solutions, Inc.	5,653,979
158,370	FMC Corp.	2,402,473
197,698	Huntsman Corp.	1,636,939
65,939	International Flavors & Fragrances, Inc.	4,152,179
8,543	Linde PLC	3,573,537
108,605	LyondellBasell Industries N.V., Class A	5,041,444
292,524	Mosaic (The) Co.	8,029,784
9,799	NewMarket Corp.	7,524,652
324,762	Olin Corp.	6,722,573
31,173	Scotts Miracle-Gro (The) Co.	1,668,379
105,318	Westlake Corp.	7,246,932
		85,642,559
	Containers & Packaging — 4.4%
32,842	Avery Dennison Corp.	5,743,737
87,455	International Paper Co.	3,379,261
		9,122,998
	Machinery — 11.3%
80,267	Mueller Industries, Inc.	8,497,867
10,397	RBC Bearings, Inc. (a)	4,455,426
134,939	Timken (The) Co.	10,594,061
		23,547,354
	Metals & Mining — 36.5%
308,445	Alcoa Corp.	11,347,691
144,245	Anglogold Ashanti PLC	9,808,660
145,519	Cleveland-Cliffs, Inc. (a)	1,808,801
135,798	Freeport-McMoRan, Inc.	5,662,777
26,470	MP Materials Corp. (a)	1,669,992
120,327	Newmont Corp.	9,742,877
59,926	Nucor Corp.	8,991,896
28,899	Reliance, Inc.	8,161,945
26,553	Royal Gold, Inc.	4,641,199
33,437	Southern Copper Corp.	4,641,056
58,207	Steel Dynamics, Inc.	9,126,858
		75,603,752
Shares	Description	Value

	Trading Companies & Distributors — 2.1%
108,605	Fastenal Co.	$4,469,096
	Total Common Stocks	207,259,637
	(Cost $220,439,504)
MONEY MARKET FUNDS — 0.1%
183,622	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (b)	183,622
	(Cost $183,622)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,417	Daiwa Capital Markets America, Inc., 4.14% (b), dated 10/31/25, due 11/03/25, with a maturity value of $2,418. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 02/15/26 to 08/15/54. The value of the collateral including accrued interest is $2,465. (c)	2,417
	(Cost $2,417)

	Total Investments — 100.0%	207,445,676
	(Cost $220,625,543)
	Net Other Assets and Liabilities — (0.0)%	(97,144)
	Net Assets — 100.0%	$207,348,532

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$207,259,637	$207,259,637	$—	$—
Money Market Funds	183,622	183,622	—	—
Repurchase Agreements	2,417	—	2,417	—
Total Investments	$207,445,676	$207,443,259	$2,417	$—

*	See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Communications Equipment — 0.3%
14,664	F5, Inc. (a)	$3,710,725
	Consumer Staples Distribution & Retail — 1.0%
386,795	Maplebear, Inc. (a)	14,257,264
	Electrical Equipment — 2.1%
165,351	Vertiv Holdings Co., Class A	31,889,594
	Electronic Equipment, Instruments & Components — 6.8%
201,575	Amphenol Corp., Class A	28,087,460
156,678	Arrow Electronics, Inc. (a)	17,477,431
271,970	Avnet, Inc.	13,176,946
29,756	CDW Corp.	4,742,214
81,759	Flex Ltd. (a)	5,111,573
87,297	Jabil, Inc.	19,283,034
86,832	TD SYNNEX Corp.	13,588,340
		101,466,998
	Financial Services — 0.6%
259,629	Toast, Inc., Class A (a)	9,382,992
	Hotels, Restaurants & Leisure — 1.2%
69,702	DoorDash, Inc., Class A (a)	17,730,098
	Interactive Media & Services — 6.7%
102,611	Alphabet, Inc., Class A	28,853,187
134,187	Match Group, Inc.	4,339,607
19,362	Meta Platforms, Inc., Class A	12,553,353
775,408	Pinterest, Inc., Class A (a)	25,666,005
108,461	Reddit, Inc., Class A (a)	22,662,926
434,420	ZoomInfo Technologies, Inc. (a)	4,874,192
		98,949,270
	IT Services — 14.6%
187,679	Akamai Technologies, Inc. (a)	14,094,693
231,056	Amdocs Ltd.	19,468,778
88,346	Cloudflare, Inc., Class A (a)	22,378,042
371,923	Cognizant Technology Solutions Corp., Class A	27,105,748
1,830,143	DXC Technology Co. (a)	25,988,031
125,726	EPAM Systems, Inc. (a)	20,561,230
434,731	Globant S.A. (a)	26,770,735
315,652	Kyndryl Holdings, Inc. (a)	9,128,656
61,081	MongoDB, Inc. (a)	21,978,165
84,053	Snowflake, Inc. (a)	23,104,489
47,353	Twilio, Inc., Class A (a)	6,386,973
		216,965,540
	Media — 0.6%
791,240	DoubleVerify Holdings, Inc. (a)	9,004,311
Shares	Description	Value

	Professional Services — 7.3%
19,005	CACI International, Inc., Class A (a)	$10,685,561
4,949,894	Clarivate PLC (a)	16,829,640
540,518	Concentrix Corp.	21,788,281
300,668	KBR, Inc.	12,880,617
75,246	Leidos Holdings, Inc.	14,332,106
22,770	Paycom Software, Inc.	4,260,039
190,783	Science Applications International Corp.	17,878,275
106,793	SS&C Technologies Holdings, Inc.	9,068,861
		107,723,380
	Semiconductors & Semiconductor Equipment — 24.8%
87,882	Advanced Micro Devices, Inc. (a)	22,508,338
878,340	Amkor Technology, Inc.	28,352,815
69,446	Applied Materials, Inc.	16,187,863
127,401	Astera Labs, Inc. (a)	23,783,219
75,611	Broadcom, Inc.	27,948,094
151,313	Cirrus Logic, Inc. (a)	20,071,669
132,241	GLOBALFOUNDRIES, Inc. (a)	4,707,780
23,126	KLA Corp.	27,953,321
186,294	Lam Research Corp.	29,333,853
129,282	Lattice Semiconductor Corp. (a)	9,432,415
38,072	MACOM Technology Solutions Holdings, Inc. (a)	5,639,605
225,503	Marvell Technology, Inc.	21,138,651
84,977	Micron Technology, Inc.	19,015,303
20,592	Monolithic Power Systems, Inc.	20,694,960
133,694	NVIDIA Corp.	27,071,698
96,118	ON Semiconductor Corp. (a)	4,813,589
73,356	Onto Innovation, Inc. (a)	9,900,126
85,469	QUALCOMM, Inc.	15,461,342
184,705	Skyworks Solutions, Inc.	14,355,273
34,434	Teradyne, Inc.	6,258,724
25,795	Texas Instruments, Inc.	4,164,861
65,997	Universal Display Corp.	9,720,038
		368,513,537
	Software — 25.5%
68,773	Appfolio, Inc., Class A (a)	17,497,914
34,717	AppLovin Corp., Class A (a)	22,126,186
29,840	Autodesk, Inc. (a)	8,991,986
92,066	Bentley Systems, Inc., Class B	4,679,715
53,972	Cadence Design Systems, Inc. (a)	18,279,777
28,996	Crowdstrike Holdings, Inc., Class A (a)	15,745,118
99,850	Datadog, Inc., Class A (a)	16,256,578

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
130,980	Dolby Laboratories, Inc., Class A	$8,686,594
313,771	Dropbox, Inc., Class A (a)	9,099,359
56,095	Elastic N.V. (a)	5,004,796
166,944	Gen Digital, Inc.	4,400,644
41,238	Guidewire Software, Inc. (a)	9,634,846
6,940	Intuit, Inc.	4,632,797
27,452	Microsoft Corp.	14,214,920
127,423	Nutanix, Inc., Class A (a)	9,077,614
67,408	Oracle Corp.	17,702,015
136,743	Palantir Technologies, Inc., Class A (a)	27,412,869
46,553	Palo Alto Networks, Inc. (a)	10,252,833
329,705	Pegasystems, Inc.	20,985,723
129,992	Procore Technologies, Inc. (a)	9,596,009
70,036	PTC, Inc. (a)	13,904,947
334,476	RingCentral, Inc., Class A (a)	10,074,417
9,504	Roper Technologies, Inc.	4,240,210
172,871	Rubrik, Inc., Class A (a)	13,012,000
19,999	Salesforce, Inc.	5,207,940
5,151	ServiceNow, Inc. (a)	4,735,211
58,837	Strategy, Inc. (a)	15,857,160
440,681	Teradata Corp. (a)	9,188,199
355,109	Unity Software, Inc. (a)	13,458,631
19,689	Workday, Inc., Class A (a)	4,723,785
172,347	Zoom Communications, Inc. (a)	15,033,829
47,448	Zscaler, Inc. (a)	15,711,931
		379,426,553
	Technology Hardware, Storage & Peripherals — 8.5%
37,227	Apple, Inc.	10,065,064
175,952	Dell Technologies, Inc., Class C	28,505,983
771,909	Hewlett Packard Enterprise Co.	18,850,018
348,110	HP, Inc.	9,632,204
80,019	NetApp, Inc.	9,424,638
297,636	Pure Storage, Inc., Class A (a)	29,376,673
395,454	Super Micro Computer, Inc. (a)	20,547,790
		126,402,370
	Total Common Stocks	1,485,422,632
	(Cost $1,173,025,011)
MONEY MARKET FUNDS — 0.1%
1,240,681	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (b)	1,240,681
	(Cost $1,240,681)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$9,368	Daiwa Capital Markets America, Inc., 4.14% (b), dated 10/31/25, due 11/03/25, with a maturity value of $9,371. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 02/15/26 to 08/15/54. The value of the collateral including accrued interest is $9,555. (c)	$9,368
	(Cost $9,368)

	Total Investments — 100.1%	1,486,672,681
	(Cost $1,174,275,060)
	Net Other Assets and Liabilities — (0.1)%	(800,540)
	Net Assets — 100.0%	$1,485,872,141

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,485,422,632	$1,485,422,632	$—	$—
Money Market Funds	1,240,681	1,240,681	—	—
Repurchase Agreements	9,368	—	9,368	—
Total Investments	$1,486,672,681	$1,486,663,313	$9,368	$—

*	See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Commercial Services & Supplies — 2.3%
61,992	Clean Harbors, Inc. (a)	$13,049,936
62,733	Republic Services, Inc.	13,063,520
65,188	Waste Management, Inc.	13,022,607
		39,136,063
	Electric Utilities — 50.4%
640,656	Alliant Energy Corp.	42,808,634
511,842	American Electric Power Co., Inc.	61,554,119
465,311	Duke Energy Corp.	57,838,157
1,302,057	Edison International	72,107,917
308,951	Entergy Corp.	29,687,102
757,462	Evergy, Inc.	58,180,656
404,710	Eversource Energy	29,871,645
1,599,150	Exelon Corp.	73,752,798
942,529	FirstEnergy Corp.	43,196,104
217,868	IDACORP, Inc.	28,109,329
190,694	NextEra Energy, Inc.	15,522,492
444,444	NRG Energy, Inc.	76,382,146
1,244,482	OGE Energy Corp.	54,931,435
4,773,062	PG&E Corp.	76,178,069
642,228	Pinnacle West Capital Corp.	56,850,023
774,787	PPL Corp.	28,295,221
151,899	Southern (The) Co.	14,284,582
713,976	Xcel Energy, Inc.	57,953,432
		877,503,861
	Gas Utilities — 11.0%
168,615	Atmos Energy Corp.	28,954,568
4,041,425	MDU Resources Group, Inc.	77,514,531
155,846	National Fuel Gas Co.	12,297,808
2,164,094	UGI Corp.	72,345,662
		191,112,569
	Independent Power and Renewable Electricity Producers — 10.3%
3,281,662	AES (The) Corp.	45,516,652
2,038,308	Clearway Energy, Inc., Class C	65,083,174
367,382	Vistra Corp.	69,178,031
		179,777,857
	Multi-Utilities — 21.8%
413,743	Ameren Corp.	42,210,061
742,038	CenterPoint Energy, Inc.	28,375,533
393,000	CMS Energy Corp.	28,905,150
716,053	Consolidated Edison, Inc.	69,750,723
706,012	Dominion Energy, Inc.	41,435,844
305,357	DTE Energy Co.	41,388,088
997,383	NiSource, Inc.	41,999,798
344,970	Public Service Enterprise Group, Inc.	27,790,783
Shares	Description	Value

	Multi-Utilities (Continued)
479,958	Sempra	$44,127,339
125,626	WEC Energy Group, Inc.	14,036,193
		380,019,512
	Water Utilities — 4.0%
103,423	American Water Works Co., Inc.	13,282,616
1,443,163	Essential Utilities, Inc.	56,326,652
		69,609,268
	Total Common Stocks	1,737,159,130
	(Cost $1,626,019,545)
MONEY MARKET FUNDS — 0.2%
3,871,635	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (b)	3,871,635
	(Cost $3,871,635)

	Total Investments — 100.0%	1,741,030,765
	(Cost $1,629,891,180)
	Net Other Assets and Liabilities — (0.0)%	(9,541)
	Net Assets — 100.0%	$1,741,021,224

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,737,159,130	$1,737,159,130	$—	$—
Money Market Funds	3,871,635	3,871,635	—	—
Total Investments	$1,741,030,765	$1,741,030,765	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
October 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.